Davidson Multi-Cap Equity Fund
Schedule of Investments
March 31, 2026 (Unaudited)

COMMON STOCKS - 95.5%	Shares	Value
Aerospace & Defense - 2.1%
RTX Corp.	13,535	$2,610,901

Air Freight & Logistics - 2.0%
FedEx Corp.	7,101	2,529,234

Banks - 4.5%
Citigroup, Inc.	30,309	3,437,344
Glacier Bancorp, Inc.	28,179	1,258,756
WaFd, Inc.	32,625	1,024,425
		5,720,525

Beverages - 1.5%
Constellation Brands, Inc. - Class A	12,797	1,919,550

Biotechnology - 1.7%
Vertex Pharmaceuticals, Inc. (a)	4,913	2,193,851

Broadline Retail - 4.8%
Amazon.com, Inc. (a)	28,798	5,997,759

Capital Markets - 2.2%
Goldman Sachs Group, Inc.	3,202	2,708,860

Chemicals - 2.7%
Corteva, Inc.	24,442	2,046,040
HB Fuller Co.	21,044	1,297,994
		3,344,034

Communications Equipment - 1.9%
Arista Networks, Inc. (a)	19,906	2,444,059

Consumer Staples Distribution & Retail - 2.1%
Walmart, Inc.	20,982	2,607,643

Electric Utilities - 1.5%
Exelon Corp.	39,658	1,944,035

Electrical Equipment - 2.3%
Eaton Corp. PLC	8,201	2,933,252

Entertainment - 2.0%
Netflix, Inc. (a)	26,359	2,534,418

Financial Services - 3.0%
PayPal Holdings, Inc.	27,381	1,238,443
Visa, Inc. - Class A	8,608	2,601,682
		3,840,125

Health Care Equipment & Supplies - 1.5%
Medtronic PLC	21,940	1,901,101

Health Care Providers & Services - 3.6%
Cigna Group	9,757	2,602,680
Labcorp Holdings, Inc.	7,161	1,910,626
		4,513,306

Hotels, Restaurants & Leisure - 2.0%
Hyatt Hotels Corp. - Class A	17,373	2,498,064

Industrial Conglomerates - 2.1%
Honeywell International, Inc.	11,661	2,635,736

Insurance - 1.3%
Progressive Corp.	8,258	1,637,066

Interactive Media & Services - 7.1%
Alphabet, Inc. - Class C	20,852	5,981,605
Meta Platforms, Inc. - Class A	5,251	3,004,254
		8,985,859

Life Sciences Tools & Services - 1.6%
Thermo Fisher Scientific, Inc.	3,967	1,949,899

Machinery - 1.8%
Otis Worldwide Corp.	29,585	2,280,412

Multi-Utilities - 1.6%
Sempra	21,050	2,045,428

Oil, Gas & Consumable Fuels - 4.9%
Chevron Corp.	13,858	2,867,220
EOG Resources, Inc.	16,699	2,414,175
Expand Energy Corp.	8,345	916,114
		6,197,509

Personal Care Products - 1.0%
BellRing Brands, Inc. (a)	74,777	1,203,162

Pharmaceuticals - 3.2%
AstraZeneca PLC - ADR	11,563	2,280,455
Bristol-Myers Squibb Co.	29,251	1,774,073
		4,054,528

Semiconductors & Semiconductor Equipment - 10.7%
Broadcom, Inc.	9,429	2,918,370
NVIDIA Corp.	32,753	5,712,123
Silicon Laboratories, Inc. (a)	4,859	1,011,401
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	11,286	3,814,103
		13,455,997

Software - 9.5%
Dynatrace, Inc. (a)	43,186	1,597,018
Intuit, Inc.	3,756	1,624,019
Microsoft Corp.	14,744	5,457,787
Palo Alto Networks, Inc. (a)	10,808	1,732,739
Salesforce, Inc.	8,318	1,552,721
		11,964,284

Specialty Retail - 1.7%
Home Depot, Inc.	6,394	2,102,923

Technology Hardware, Storage & Peripherals - 4.1%
Apple, Inc.	20,418	5,181,884

Textiles, Apparel & Luxury Goods - 1.9%
Gildan Activewear, Inc.	43,829	2,439,084

Wireless Telecommunication Services - 1.6%
T-Mobile US, Inc.	9,645	2,025,739
TOTAL COMMON STOCKS (Cost $69,617,591)		120,400,227

REAL ESTATE INVESTMENT TRUSTS - 4.0%
Mortgage REITs - 1.4%
AGNC Investment Corp.	178,164	1,786,985

Residential REITs - 1.2%
Camden Property Trust	15,683	1,531,601

Specialized REITs - 1.4%
CubeSmart	46,246	1,694,916
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $4,322,181)		5,013,502

SHORT-TERM INVESTMENTS - 0.7%
Money Market Funds – 0.7% First American Government Obligations Fund - Class X, 3.58% (b)	923,522	923,522
TOTAL SHORT-TERM INVESTMENTS (Cost $923,522)		923,522

TOTAL INVESTMENTS - 100.2% (Cost $74,863,294)		126,337,251
Liabilities in Excess of Other Assets - (0.2)%		(221,730)
TOTAL NET ASSETS - 100.0%		$126,115,521

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ADR - American Depositary Receipt
REIT - Real Estate Investment Trust

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized yield as of March 31, 2026.

Summary of Fair Value Disclosure as of March 31, 2026 (Unaudited)

Davidson Multi-Cap Equity Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of March 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$120,400,227	$–	$–	$120,400,227
Real Estate Investment Trusts	5,013,502	–	–	5,013,502
Money Market Funds	923,522	–	–	923,522
Total Investments	$126,337,251	$–	$–	$126,337,251